Government Grants (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Received	$ 3,539	$ 3,539
Less accumulated amortization	(2,745)	(2,701)
Foreign exchange translation adjustment	207	103
Total government grants	1,001	941
Less current portion	(35)	(54)
Non-current government grants	$ 966	$ 887